SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]

		For the year ended
	Note	December 31, 2019	December 31, 2018	December 31, 2017

Depreciation included in exploration and evaluation assets	8	$4,878	$580	$62
Exploration and evaluation expenditures by Randgold	9	2,762,890	2,619,804	250,786
Consulting fees paid by common shares and options	14b	364,760	-	-